11.30 Fidelity Nasdaq Composite Index Tracking Stock - PRO-06 | Fidelity® Nasdaq Composite Index® Tracking Stock
Fund Summary Fund: Fidelity® Nasdaq Composite Index® Tracking Stock
Investment Objective

The fund seeks to provide investment returns that closely correspond to the price and yield performance of the Nasdaq Composite Index® (Index).

Fidelity® Nasdaq Composite Index® Tracking Stock is an exchange-traded fund.

Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity® Nasdaq Composite Index® Tracking Stock}	11.30 Fidelity Nasdaq Composite Index Tracking Stock - PRO-06 Fidelity® Nasdaq Composite Index® Tracking Stock USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Nasdaq Composite Index® Tracking Stock}	11.30 Fidelity Nasdaq Composite Index Tracking Stock - PRO-06 Fidelity® Nasdaq Composite Index® Tracking Stock Fidelity Nasdaq Composite Index Tracking Stock-Default
Management fee	0.24%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Total annual operating expenses	0.31%
Fee waiver and/or expense reimbursement	0.10%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.21%
[1]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.21%. This arrangement will remain in effect through January 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. Investors may pay brokerage commissions on their purchase and sale of fund shares, which are not reflected in the example. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® Nasdaq Composite Index® Tracking Stock}	11.30 Fidelity Nasdaq Composite Index Tracking Stock - PRO-06 Fidelity® Nasdaq Composite Index® Tracking Stock Fidelity Nasdaq Composite Index Tracking Stock-Default USD ($)
1 year	$ 22
3 years	88
5 years	162
10 years	$ 382

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies
  Using statistical sampling techniques that take into account such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth to create a portfolio of securities listed in the Nasdaq Composite Index® that have a similar investment profile to the entire index.
  Investing at least 80% of assets in common stocks included in the Nasdaq Composite Index®.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Stock Market Volatility. Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. See the statement of additional information (SAI) for a description of market sectors making up the Index.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares are listed on Nasdaq and trade at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
  Correlation to Index. The performance of the fund and the Index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the Index.
  Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund’s index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund’s performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.
  Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund’s shares or to submit purchase and redemption orders for creation units. In addition, trading may be halted, for example, due to market conditions.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	20.22%	June 30, 2009
Lowest Quarter Return	-24.28%	December 31, 2008

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2017

Average Annual Total Returns{- Fidelity® Nasdaq Composite Index® Tracking Stock} - 11.30 Fidelity Nasdaq Composite Index Tracking Stock - PRO-06 - Fidelity® Nasdaq Composite Index® Tracking Stock	Past 1 year	Past 5 years	Past 10 years
Fidelity Nasdaq Composite Index Tracking Stock-Default | Return Before Taxes	29.22%	19.21%	11.12%
Fidelity Nasdaq Composite Index Tracking Stock-Default | After Taxes on Distributions	28.71%	18.87%	10.88%
Fidelity Nasdaq Composite Index Tracking Stock-Default | After Taxes on Distributions and Sales	16.52%	15.57%	9.17%
Nasdaq Composite Index®(reflects no deduction for fees, expenses, or taxes)	29.64%	19.40%	11.26%